Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	DREYFUS APPRECIATION FUND INC
Central Index Key	0000318478
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 31, 2016
Prospectus Date	Aug. 31, 2016
DREYFUS APPRECIATION FUND INC | Investor Shares
Prospectus:
Trading Symbol	DGAGX
DREYFUS APPRECIATION FUND INC | Class Y
Prospectus:
Trading Symbol	DGYGX
DREYFUS APPRECIATION FUND INC | Class I
Prospectus:
Trading Symbol	DGIGX